Leases - Summary of Operating Lease Activity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets obtained in exchange for lease obligations	¥ 21,038	$ 3,319	¥ 25,970	¥ 10,051
Amortization of right-of-use assets	11,705		11,687	15,708
Interest of lease liabilities	1,949		1,596	1,353
Operating lease, expense	13,654		13,283	17,061
Operating lease payments (included in measurement of lease liabilities)	¥ 12,849		¥ 12,850	¥ 18,183